Financial Instruments and Fair Value Measurements - Foreign Currency Forward Agreements (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2013 Interest rate swaps USD ($)	Dec. 31, 2012 Interest rate swaps USD ($)	Dec. 31, 2011 Interest rate swaps USD ($)	Dec. 31, 2013 Foreign Exchange Forward USD ($)	Dec. 31, 2012 Foreign Exchange Forward USD ($)	Dec. 31, 2011 Foreign Exchange Forward USD ($)	Dec. 31, 2010 Foreign Exchange Forward USD ($)	Dec. 31, 2010 Foreign Exchange Forward NOK
Foreign Currency Derivatives
Number of forward contracts held	0	0	0	12
Gain/(loss) due to change of fair value of foreign currency forward contracts	$ (1,538)
Gains/(losses) transferred from other comprehensive income to statement of operations								(1,036)	(23,938)	(10,538)
Derivative asset notional amount					$ 2,143,000	$ 2,700,000	$ 989,000				$ 28,000	174,000